As filed with the Securities and Exchange Commission on October 1, 2014

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 85	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 1st day of October, 2014.

AQR Funds

By	/s/ Marco Hanig
Marco Hanig President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Marco Hanig	Marco Hanig	October 1, 2014
(Marco Hanig)	President and Trustee (Principal Executive Officer)

/s/ Heather Bonner	Heather Bonner	October 1, 2014
(Heather Bonner)	Chief Financial Officer (Principal Financial Officer)

*	David Kabiller
(David Kabiller)	Trustee

*	Timothy K. Armour
(Timothy K. Armour)	Trustee

*	William L. Atwell
(William L. Atwell)	Trustee

*	Gregg D. Behrens
(Gregg D. Behrens)	Trustee

*	Brian Posner
(Brian Posner)	Trustee

*	L. Joe Moravy
(L. Joe Moravy)	Trustee

* (Mark A. Zurack)	Mark A. Zurack Trustee

*By	/s/ Marco Hanig	October 1, 2014
Marco Hanig Attorney-in-fact for each Trustee

AQR Style Premia Alternative LV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Style Premia Alternative LV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 1st day of October, 2014.

AQR Style Premia Alternative LV Offshore Fund Ltd.:

By	/s/ Nicole DonVito
Nicole DonVito Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Style Premia Alternative LV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Nicole DonVito (Nicole DonVito)	Director of AQR Style Premia Alternative LV Offshore Fund Ltd.	October 1, 2014

/s/ Heather Bonner (Heather Bonner)	Director of AQR Style Premia Alternative LV Offshore Fund Ltd.	October 1, 2014

Exhibit Index

Item Number	Item

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase